Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Assets
Margin Deposit Assets		$ 170,656	$ 31,580
Servicing Advances on Mortgage Loans		94,229	111,262
Interest Receivable		78,167	53,021
Foreclosure Claims Receivable		69,572	99,991
Other Real Estate		62,120	56,616	24,087	18,010
Derivative Assets (Liabilities), at Fair Value, Net		47,693	98,509
Corporate advances		44,120	52,912
Prepaid Expense		12,463	34,711
Goodwill		10,238	10,238	239
Intangible Assets, Net (Excluding Goodwill)		7,404	8,621
FDIC Indemnification Asset		0	8,680
Other Assets, Miscellaneous		50,134	55,280
Other assets	$ 768,164	$ 646,796	$ 621,421